Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities and Commitments
Contingent liabilities and commitments
	Less than 1 month		1–3 months		3–12 months		1–5 years		Over 5 years		Maturity not applicable		Total
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Contingent liabilities in respect of
– Discounted bills	1	1											1	1
– Guarantees	18,369	15,647	374	571	1,324	944	2,094	2,560	4,095	4,189			26,256	23,911
– Irrevocable letters of credit	10,346	9,453	4,499	4,746	998	1,146	374	176	3	12			16,220	15,533
– other	52	58					115	223					167	281
	28,768	25,159	4,873	5,317	2,322	2,090	2,584	2,959	4,098	4,201			42,644	39,726

Guarantees issued by ING Groep N.V.									364	356			364	356

Irrevocable facilities	63,499	56,459	2,699	2,150	8,470	7,504	32,717	30,331	6,876	7,825			114,261	104,269
	92,266	81,618	7,572	7,467	10,792	9,594	35,301	33,290	11,338	12,382			157,269	144,351

Summary of Future Rental Commitments to be Paid Under Non-cancellable Operating Leases
Future rental commitments for operating lease contracts
	2018	2017
2018		268
2019	260	195
2020	230	165
2021	201	152
2022	166	116
Years after 2022	521	356